Transactions with Related Parties and Affiliates (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended
	Feb. 29, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
General and administrative expenses		$ 4,865,000	$ 2,611,000	$ 8,077,000	$ 5,099,000
Due from Related Parties, Current		33,092,000		33,092,000		$ 19,639,000
Due from Related Parties, Noncurrent		9,090,000		9,090,000		0
Due to Related Parties, Noncurrent		0		0		11,105,000
Management fees		15,462,000	14,719,000	29,805,000	29,439,000
Outstanding balance		94,375,000		94,375,000		141,805,000
Revenue from related parties		33,000	(3,135,000)	643,000	1,171,000
May 2015 Credit Facility
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity		60,000,000		$ 60,000,000
Interest rate description				LIBOR plus 300 bps
Interest rate percentage				3.00%
Final maturity date				Jan. 02, 2017
Outstanding balance		0		$ 0		0
Prior management agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee	$ 4,000
Prior management agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,100
Prior management agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee	5,100
Prior management agreement | Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee	6,500
Prior management agreement | Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee	7,200
Prior management agreement | Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee	$ 8,500
Management Agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee				4,100
Management Agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee				4,200
Management Agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee				5,250
Management Agreement | Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee				6,700
Management Agreement | Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee				7,400
Management Agreement | Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee				$ 8,750
Management Agreement | Late Reimbursement
Related Party Transaction [Line Items]
Interest rate description				LIBOR
Interest rate percentage				1.00%
Debt later required payment				Jan. 05, 2018
Management Agreement | Navios Containers | Container Vessels of 4,250 TEU and 3,450 TEU
Related Party Transaction [Line Items]
Charter hire daily rate				$ 6,100
Description of agreement terms				The term of this agreement is for an initial period of five years with an automatic extension for successive one year periods thereafter unless a notice for termination is received by either party.
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses		1,999,000	$ 1,938,000	$ 3,944,000	$ 3,875,000
Due from Related Parties		41,034,000		41,034,000		19,040,000
Due from Related Parties, Current		31,944,000		31,944,000
Due from Related Parties, Noncurrent		9,090,000		9,090,000
Due to Related Parties, Noncurrent		$ 0		$ 0		$ 11,105,000
Navios Apollon | Extended charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 12,500
Lease term				1 year
Date of agreement				Apr. 30, 2015
Navios Libra | Extended charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 12,000
Lease term				1 year
Date of agreement				Apr. 30, 2015
Navios Felicity | Extended charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 12,000
Lease term				1 year
Date of agreement				Apr. 30, 2015
Navios Hope | Extended charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 10,000
Lease term				1 year
Date of agreement				Apr. 30, 2015
Navios Gemini | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 7,600
Navios Hyperion | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 12,000
Navios Soleil | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 12,000
Navios Harmony | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 12,000
Navios Orbiter | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 12,000
Navios Fantastiks | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 12,500
Navios Alegria | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 12,000
Navios Pollux | Extended charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 11,400
Navios Sun | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings				50.00%
Charter hire daily rate				$ 12,000
Navios Holdings for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Minimum
Related Party Transaction [Line Items]
Lease term				9 months
Navios Holdings for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Maximum
Related Party Transaction [Line Items]
Lease term				12 months
Navios Fulvia
Related Party Transaction [Line Items]
Vessel Year Built				2010
Vessel type				Capesize
Navios Fulvia | Charter hire agreement
Related Party Transaction [Line Items]
Charter hire daily rate				$ 11,500
Lease term				3 months
Date of agreement				Nov. 30, 2016